Net Income Per Share - Computation of Basic and Diluted Net Income Per Share (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Numerator:
Net income attributable to ordinary shareholders	¥ 1,677,077	$ 239,819	¥ 1,100,460	¥ 1,065,945
Denominator:
Weighted average number of ordinary shares outstanding—basic	338,943,939	338,943,939	331,403,936	328,523,952
Numerator:
Net income attributable to ordinary shareholders	¥ 1,677,077	$ 239,819	¥ 1,100,460	¥ 1,065,945
Interest expense associated with convertible notes reversed | ¥	0		5,695	73,807
Net income attributable to ordinary shareholders for calculating diluted net income per share | ¥	¥ 1,677,077		¥ 1,106,155	¥ 1,139,752
Denominator:
Weighted average number of ordinary shares outstanding—basic	338,943,939	338,943,939	331,403,936	328,523,952
Ordinary shares issuable upon the conversion of convertible notes using the if—converted method	0	0	1,695,160	28,237,965
Weighted average number of ordinary shares outstanding—diluted	355,089,877	355,089,877	339,261,349	359,820,982
Net income per share attributable to ordinary shareholders—diluted | ¥ / shares	¥ 4.72		¥ 3.24	¥ 3.17
Ordinary shares
Denominator:
Net income per share attributable to ordinary shareholders—basic | (per share)	4.95	$ 0.71	3.32	3.24
Denominator:
Net income per share attributable to ordinary shareholders—diluted | (per share)	¥ 4.72	$ 0.68	¥ 3.24	¥ 3.17
Employee Stock Option
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	4,959,621	4,959,621	3,379,947	2,838,399
Restricted Share Units
Denominator:
Ordinary shares issuable of outstanding using the treasury stock method	11,186,317	11,186,317	4,477,466	220,666